Employee benefit obligations (Tables)	12 Months Ended
Dec. 31, 2025
Employee benefit obligations.
Summary of employee obligations and assets of the defined benefit schemes included in the combined statement of financial position

	Germany		UK*		U.S. and Other**		Total
	2025	2024	2025	2024	2025	2024	2025	2024
	$'m	$'m	$'m	$'m	$'m	$'m	$'m	$'m
Obligations	(102)	(98)	(138)	(133)	(80)	(74)	(320)	(305)
Assets	—	—	153	143	69	58	222	201
Net (obligations)/assets	(102)	(98)	15	10	(11)	(16)	(98)	(104)

*The net employee benefit asset in the UK as at December 31, 2025 and 2024 is included within non-current assets on the statement of financial position.

**Net obligation of ‘Other’ defined benefit schemes at December 31, 2025 is $7 million (2024: $7 million).

Summary of amounts recognized in the combined income statement

	Year ended December 31,
	2025	2024	2023
	$’m	$’m	$’m
Current service cost and administration costs:
Cost of sales – current service cost (note 9)	(8)	(8)	(8)
SG&A – current service cost (note 9)	(4)	(3)	(2)
	(12)	(11)	(10)
Cost of sales - Exceptional past service charge	—	—	(4)
Finance expense (note 6)	(5)	(5)	(5)
	(17)	(16)	(19)

Summary of amounts recognized in the combined statement of comprehensive income

	Year ended December 31,
	2025	2024	2023
	$’m	$’m	$’m
Remeasurement of defined benefit obligation:
Actuarial gain arising from changes in demographic assumptions	1	4	4
Actuarial gain/(loss) arising from changes in financial assumptions	15	19	(12)
Actuarial loss arising from changes in experience	(2)	(9)	(2)
	14	14	(10)
Remeasurement of plan assets:
Actual return less expected return on plan assets	5	(21)	(5)
Actuarial gain/(loss) for the year on defined benefit pension schemes	19	(7)	(15)
Actuarial gain/(loss) on other long-term and end of service employee benefits	2	4	(1)
	21	(3)	(16)

Summary of movement in the defined benefit obligations and assets

	Obligations		Assets
	2025	2024	2025	2024
	$’m	$’m	$’m	$’m
At January 1,	(305)	(324)	201	219
Interest income	—	—	11	10
Current service cost	(6)	(6)	—	—
Interest cost	(14)	(13)	—	—
Administration expenses paid	—	—	(1)	—
Remeasurements	14	14	5	(21)
Employer contributions	—	—	11	11
Employee contributions	(1)	(1)	1	1
Benefits paid	18	16	(18)	(16)
Exchange	(26)	9	12	(3)
At December 31,	(320)	(305)	222	201

Summary of plan assets

	At December 31,
	2025	2025	2024	2024
	$’m	%	$’m	%
Equities	1	—	—	—
Target return funds	99	45	93	47
Bonds	52	23	49	24
Cash and other	70	32	59	29
	222	100	201	100

Summary of ranges of the principal assumptions applied in estimating defined benefit obligations

	Germany		UK		U.S.
	2025	2024	2025	2024	2025	2024
	%	%	%	%	%	%
Rates of inflation	2.00	2.00	2.80	3.00	2.20	2.20
Rates of increase in salaries	3.00	3.00	2.45	2.60	3.00	3.00
Discount rates	4.33	3.57	5.60	5.55	5.90	5.87

Summary of mortality assumptions for the countries with the most significant defined benefit plans

	Germany		UK		U.S.
	2025	2024	2025	2024	2025	2024
	Years	Years	Years	Years	Years	Years
Life expectancy, current pensioners	23	23	21	21	21	21
Life expectancy, future pensioners	25	25	23	23	23	23

Summary of principal defined benefit schemes

	Europe	Europe	North
	UK	Germany	America
Nature of the schemes	Funded*	Unfunded	Funded
2025
Active members	—	608	541
Deferred members	491	306	159
Pensioners including dependents	573	218	219
Weighted average duration (years)	12	14	14
2024
Active members	—	643	656
Deferred members	491	298	129
Pensioners including dependents	573	202	153
Weighted average duration (years)	12	15	14

*Census data is updated every 3 years as part of the full valuation for purpose of the UK pension regulator. The next update is planned for the year ended December 31, 2027.

Summary of expected total benefit payments over the next five years

						Subsequent
	2026	2027	2028	2029	2030	five years
	$’m	$’m	$’m	$’m	$’m	$’m
Benefits	26	22	21	23	23	124